Other income (expense), net (Tables)	12 Months Ended
Dec. 31, 2022
Other income (expense), net
Schedule of other income (expense), net

	Year ended December 31,
	2022	2021
Loss on disposal of assets	$(548)	$(4,705)
Gain (loss) on investment	21,953	(2,093)
Gain (loss) on extinguishment of debt	205	(21,344)
Other income (expense), net	1,987	(172)
Total other income (expense), net	$23,597	$(28,314)